INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of net deferred tax assets

	December 31,
	2020	2021
Reserves and allowances	$22	$18
R&D expenses	482	399
Intangible assets	44	31
Stock-based compensation	134	33
Loss carryforward	1,551	3,322

Deferred tax assets before valuation allowance	2,233	3,803
Less – valuation allowance	(2,233)	(3,803)
Net deferred tax assets	$—	$—

Schedule of income tax provision

	Year ended December 31,
	2019	2020	2021
Current:
Israel	$—	$—	$—
Foreign	146	158	7

Total current income tax expense	146	158	7

Deferred:
Domestic (Israel)	—	—	—
Foreign	—	—	—

Total deferred income tax expense	—	—	—
Income tax expense	$146	$158	$7

CIK 0001822935 Healthcare Capital Corp
Schedule of net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$38,737	$289
Start-up and organizational costs	274,984	—
Total deferred tax assets	313,721	289
Valuation Allowance	(313,721)	(289)
Net deferred tax assets	$—	$—

Schedule of income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(313,432)	(289)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	313,432	289

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate

	December 31,	December 31,
	2021	2020

Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrants	(29.3)%	0.0%
Transaction costs allocated to warrant liabilities	2.0%	0.0%
Fair value of warrant liability in excess of purchase price paid for Private Placement Warrants	1.6%	0.0%
Facilitative Merger Costs	1.0%
Valuation allowance	3.6%	(21.0)%
Income tax provision	0.0%	0.0%